Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 299,859	$ 308,626
Accumulated Depreciation	202,169	198,352
Property, plant and equipment, net	97,690	110,274
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,834	2,769
Accumulated Depreciation	0	0
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	82,800	80,928
Accumulated Depreciation	43,060	40,466
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	80,627	82,303
Accumulated Depreciation	56,923	60,625
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,608	2,358
Accumulated Depreciation	1,566	2,124
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Cost	77,869	81,780
Accumulated Depreciation	73,112	69,548
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	10,752	13,543
Accumulated Depreciation	1,046	3,527
Facility modifications [Member]
Property, Plant and Equipment [Line Items]
Cost	36,418	34,991
Accumulated Depreciation	26,462	22,062
Construction in-progress [Member]
Property, Plant and Equipment [Line Items]
Cost	6,951	9,954
Accumulated Depreciation	$ 0	$ 0